Other Financial Assets At Amortised Cost	6 Months Ended
Jun. 30, 2021
Financial assets at fair value through profit or loss [abstract]
Other Financial Assets At Amortised Cost	13. OTHER FINANCIAL ASSETS AT AMORTISED COST

	30 June 2021	31 December 2020
	£m	£m
Asset backed securities	467	491
Debt securities	63	672
	530	1,163